787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 25, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust

Securities Act File No. 033-52742

Investment Company Act File No. 811-07238

Post-Effective Amendment No. 121

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 121 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with respect to the SA PIMCO RAE International Value Portfolio, a series of the Registrant (the “Portfolio”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Portfolio’s investment objective and investment strategies, as noted in a Supplement to the Portfolio’s Prospectus filed on October 16, 2020. It is proposed that the Amendment will become effective on January 25, 2021.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-3840.

Very truly yours,

/s/ Sang Ha Lee

Sang Ha Lee

Enclosures

cc:	Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC

Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP